Statements of Operations - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Operating Expenses:
General and administrative expenses	$ (85,515)	$ (487,072)
Other (income) expense:
Operating loss	(85,515)	(487,072)
Change in fair value of warrant liabilities	(3,456,800)	6,699,398
Other interest income	443	4,065
Interest earned on marketable securities held in trust account		959,589
Net Loss	$ (3,541,872)	$ 7,175,980
Earnings (loss) per share:
Weighted average shares outstanding - basic and diluted	14,490,000	13,133,764
Diluted weighted average shares outstanding	14,490,000	13,133,764
Net loss per share - basic and diluted	$ (0.244)	$ 0.546
General and administrative (including stock-based compensation of $6,492,653 and $12,690,091, respectively)	$ 85,515	$ 487,072
Jet Token, Inc. [Member]
Revenues		21,862,728	$ 1,112,195
Cost of revenues		19,803,739	1,383,100
Gross profit (loss)		2,058,989	(270,905)
Operating Expenses:
General and administrative expenses		(9,230,789)	(14,879,597)
Sales and marketing		426,728	704,724
Research and development		137,278	117,391
Total operating expenses		9,794,795	15,701,712
Other (income) expense:
Other income		(3)	(207,368)
Total other (income) expense		(3)	(207,368)
Operating loss		(7,735,806)	(15,972,617)
Loss before provision for income taxes		(7,735,803)	(15,765,249)
Provision for income taxes		2,400
Net Loss		$ (7,738,203)	$ (15,765,249)
Earnings (loss) per share:
Weighted average shares outstanding - basic and diluted		122,747,555	118,503,131
Net loss per share - basic and diluted		$ (0.06)	$ (0.13)
General and administrative (including stock-based compensation of $6,492,653 and $12,690,091, respectively)		$ 9,230,789	$ 14,879,597